LVIP Delaware Social Awareness Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.70%
Automobile Components–0.47%
BorgWarner, Inc.	66,050	$ 3,243,716
		3,243,716
Automobiles–1.39%
†Tesla, Inc.	46,490	9,644,815
		9,644,815
Banks–4.12%
East West Bancorp, Inc.	90,283	5,010,707
JPMorgan Chase & Co.	110,968	14,460,240
U.S. Bancorp	142,270	5,128,833
Webster Financial Corp.	101,426	3,998,213
		28,597,993
Beverages–1.74%
PepsiCo, Inc.	66,310	12,088,313
		12,088,313
Biotechnology–2.15%
†Exact Sciences Corp.	59,260	4,018,420
†Neurocrine Biosciences, Inc.	35,330	3,576,103
†Vertex Pharmaceuticals, Inc.	23,257	7,327,583
		14,922,106
Broadline Retail–2.71%
†Amazon.com, Inc.	182,330	18,832,866
		18,832,866
Building Products–1.25%
Carlisle Cos., Inc.	14,668	3,315,995
Trane Technologies PLC	29,182	5,368,904
		8,684,899
Capital Markets–2.93%
BlackRock, Inc.	10,400	6,958,848
Intercontinental Exchange, Inc.	74,309	7,749,686
Raymond James Financial, Inc.	60,334	5,627,352
		20,335,886
Chemicals–2.17%
Corteva, Inc.	69,050	4,164,406
DuPont de Nemours, Inc.	53,882	3,867,111
Linde PLC	19,827	7,047,309
		15,078,826
Commercial Services & Supplies–0.56%
Waste Management, Inc.	23,875	3,895,684
		3,895,684
Communications Equipment–0.97%
Cisco Systems, Inc.	128,935	6,740,077
		6,740,077
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.86%
†Ameresco, Inc. Class A	41,604	$ 2,047,749
Quanta Services, Inc.	47,793	7,964,225
†WillScot Mobile Mini Holdings Corp.	62,308	2,920,999
		12,932,973
Consumer Staples Distribution & Retail–0.90%
Casey's General Stores, Inc.	28,815	6,237,295
		6,237,295
Containers & Packaging–0.38%
Westrock Co.	86,747	2,643,181
		2,643,181
Diversified Telecommunication Services–0.61%
AT&T, Inc.	219,591	4,227,127
		4,227,127
Electrical Equipment–1.44%
Eaton Corp. PLC	22,420	3,841,443
Emerson Electric Co.	38,800	3,381,032
†Generac Holdings, Inc.	8,046	869,048
Rockwell Automation, Inc.	6,453	1,893,633
		9,985,156
Entertainment–1.04%
†Walt Disney Co.	71,871	7,196,443
		7,196,443
Financial Services–2.85%
Essent Group Ltd.	85,850	3,438,292
Visa, Inc. Class A	72,571	16,361,858
		19,800,150
Food Products–0.87%
General Mills, Inc.	70,852	6,055,012
		6,055,012
Ground Transportation–1.83%
Knight-Swift Transportation Holdings, Inc.	100,627	5,693,476
Union Pacific Corp.	34,735	6,990,766
		12,684,242
Health Care Equipment & Supplies–3.51%
Abbott Laboratories	63,300	6,409,758
Becton Dickinson & Co.	18,010	4,458,195
†Dexcom, Inc.	56,900	6,610,642
†Edwards Lifesciences Corp.	52,760	4,364,835
†QuidelOrtho Corp.	28,540	2,542,629
		24,386,059
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.23%
Cigna Group	33,340	$ 8,519,370
		8,519,370
Health Care Technology–0.33%
†Veeva Systems, Inc. Class A	12,414	2,281,569
		2,281,569
Hotels, Restaurants & Leisure–2.38%
Aramark	125,824	4,504,499
Starbucks Corp.	74,413	7,748,626
Texas Roadhouse, Inc.	39,488	4,267,073
		16,520,198
Household Durables–1.05%
DR Horton, Inc.	39,990	3,906,623
Toll Brothers, Inc.	56,400	3,385,692
		7,292,315
Industrial REITs–0.56%
First Industrial Realty Trust, Inc.	72,963	3,881,632
		3,881,632
Insurance–1.62%
Axis Capital Holdings Ltd.	110,523	6,025,714
Reinsurance Group of America, Inc.	39,521	5,246,808
		11,272,522
Interactive Media & Services–5.67%
†Alphabet, Inc. Class A	302,556	31,384,134
†Meta Platforms, Inc. Class A	37,790	8,009,212
		39,393,346
IT Services–1.88%
Accenture PLC Class A	30,436	8,698,913
†MongoDB, Inc.	11,060	2,578,307
†Snowflake, Inc. Class A	11,818	1,823,400
		13,100,620
Leisure Products–0.19%
†YETI Holdings, Inc.	33,070	1,322,800
		1,322,800
Life Sciences Tools & Services–2.01%
†Repligen Corp.	26,470	4,456,489
Thermo Fisher Scientific, Inc.	16,530	9,527,396
		13,983,885
Machinery–3.03%
Deere & Co.	19,520	8,059,418
Ingersoll Rand, Inc.	34,969	2,034,496
Lincoln Electric Holdings, Inc.	27,527	4,654,816
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Parker-Hannifin Corp.	18,867	$ 6,341,387
		21,090,117
Media–0.98%
Comcast Corp. Class A	179,970	6,822,663
		6,822,663
Metals & Mining–0.47%
Reliance Steel & Aluminum Co.	12,787	3,282,934
		3,282,934
Oil, Gas & Consumable Fuels–3.88%
Chesapeake Energy Corp.	92,018	6,997,049
ConocoPhillips	98,320	9,754,327
Diamondback Energy, Inc.	75,622	10,221,826
		26,973,202
Passenger Airlines–0.39%
†Allegiant Travel Co.	10,214	939,484
Southwest Airlines Co.	55,273	1,798,583
		2,738,067
Pharmaceuticals–4.34%
†Catalent, Inc.	62,440	4,102,932
Johnson & Johnson	65,190	10,104,450
Merck & Co., Inc.	84,702	9,011,446
Pfizer, Inc.	170,680	6,963,744
		30,182,572
Professional Services–0.51%
SS&C Technologies Holdings, Inc.	62,827	3,547,841
		3,547,841
Residential REITs–0.72%
Camden Property Trust	47,517	4,981,682
		4,981,682
Semiconductors & Semiconductor Equipment–6.38%
Broadcom, Inc.	15,947	10,230,638
NVIDIA Corp.	66,966	18,601,146
†ON Semiconductor Corp.	91,349	7,519,850
Texas Instruments, Inc.	43,079	8,013,125
		44,364,759
Software–12.76%
†Adobe, Inc.	10,886	4,195,138
†Crowdstrike Holdings, Inc. Class A	22,961	3,151,627
†Datadog, Inc. Class A	22,282	1,619,010
Intuit, Inc.	11,816	5,267,927
Microsoft Corp.	152,405	43,938,361
†PTC, Inc.	29,199	3,744,188
Roper Technologies, Inc.	16,934	7,462,644

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Salesforce, Inc.	37,938	$ 7,579,254
†ServiceNow, Inc.	15,704	7,297,963
†Tyler Technologies, Inc.	12,365	4,385,124
		88,641,236
Specialized REITs–1.39%
American Tower Corp.	23,880	4,879,639
Life Storage, Inc.	36,569	4,793,830
		9,673,469
Specialty Retail–3.62%
†Five Below, Inc.	28,880	5,948,414
Home Depot, Inc.	39,534	11,667,274
Tractor Supply Co.	32,057	7,534,677
		25,150,365
Technology Hardware, Storage & Peripherals–6.48%
Apple, Inc.	272,939	45,007,641
		45,007,641
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.08%
NIKE, Inc. Class B	61,461	$ 7,537,577
		7,537,577
Total Common Stock (Cost $349,901,187)		685,775,201

MONEY MARKET FUND–1.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	9,370,617	9,370,617
Total Money Market Fund (Cost $9,370,617)		9,370,617

TOTAL INVESTMENTS–100.05% (Cost $359,271,804)	695,145,818
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(323,955)
NET ASSETS APPLICABLE TO 16,747,044 SHARES OUTSTANDING–100.00%	$694,821,863

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$685,775,201	$—	$—	$685,775,201
Money Market Fund	9,370,617	—	—	9,370,617
Total Investments	$695,145,818	$—	$—	$695,145,818
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4